Organization (Details)	3 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of reportable segments	2
Number of route fiber miles	29,400
Number of metro fiber rings	90
Number of enterprise-class data centers	8
Minimum percentage of IP coverage in United States	90.00%